Commitments and Contigencies (Details) - Mar. 17, 2017 $ in Millions	USD ($)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Guarantor obligations, Current carrying value	$ 3.8	¥ 25,000,000